Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004017
Average Annual Return [Line Items]
Average Annual Return, Percent	24.95%		7.86%		4.44%
Without Sales Load [Member] | C000004018
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%		7.63%		4.20%
Without Sales Load [Member] | C000004019
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%		7.35%		3.91%
Without Sales Load [Member] | C000159130
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%		8.07%	5.42%
Without Sales Load [Member] | C000219338
Average Annual Return [Line Items]
Average Annual Return, Percent	26.08%	18.83%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%	5.96%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	14.16%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%		6.47%		4.28%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%		6.47%		4.28%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%		6.47%		4.28%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%		6.47%	5.16%
MSCI EAFE Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%	16.29%